Short-term debt and short-term debt from related parties (Tables)	3 Months Ended
Mar. 31, 2020
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties

Short-term debt and short-term debt from related parties

in € THOUS

	March 31,	December 31,
	2020	2019
Commercial paper program	929,775	999,732
Borrowings under lines of credit	570,833	143,875
Other	6,303	6,381
Short-term debt	1,506,911	1,149,988
Short-term debt from related parties (see note 3 c)	520,600	21,865
Short-term debt and short-term debt from related parties	2,027,511	1,171,853